Feb. 01, 2015

HIGHLAND FUNDS II

Highland Premier Growth Equity Fund

(the "Fund")

Class A	Class C	Class R	Class Y
HPEAX	HPECX	HPERX	HPEYX

Supplement dated January 14, 2016 to the Prospectus, Summary Prospectus and Statement of Additional Information ("SAI") for the Fund, each dated February 1, 2015, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus and SAI and should be read in conjunction with the Prospectus, Summary Prospectus and SAI.

On December 30, 2015, Highland Capital Management Fund Advisors, L.P., the Fund's investment adviser (the "Adviser"), notified GE Asset Management Incorporated, the Fund's investment sub-adviser ("GEAM" or the "Sub-Adviser"), of its termination of the Amended and Restated Sub-Advisory Agreement, dated as of February 8, 2013, by and among the Adviser, Highland Funds II (the "Trust"), on behalf of the Fund, and GEAM (the "Agreement") effective on March 1, 2016. Beginning on January 31, 2016, the Adviser will directly manage the assets of the Fund. The termination of the Agreement will not change the investment advisory fees that the Fund pays the Adviser. All references to GEAM or the Sub-Adviser contained in the Prospectus, with respect to this Fund only, are hereby deleted.

The Board of Trustees of the Trust, at a meeting held on January 8, 2016, approved implementing certain additional investment strategies consistent with the Fund's current investment objective so that, effective January 31, 2016, the following is added at the end of the second paragraph of the section of the Fund's Prospectus entitled "Principal Investment Strategies".

The Fund may also sell securities short. The Adviser will vary the Fund's long and short exposures over time based on its assessment of market conditions and other factors. The Adviser may also utilize event-driven strategies that are based on investment opportunities created by significant transactional events, such as spin-offs, mergers and acquisitions, industry consolidations, liquidations, reorganizations, bankruptcies, recapitalizations, share buybacks and other extraordinary corporate transactions.

The following risks are added to the section entitled "Principal Risks" that begins on page 17 of the Prospectus:

Event-Driven Investing Risk. Event-driven strategies analyze various transactions in order to predict a likely outcome and commit capital in a way that benefits from that outcome. Event-driven strategies are broad in scope and employ a diverse set of securities, including common and preferred stock, debt securities, warrants, stubs and derivatives. Appreciation in the value of such securities may be contingent upon the occurrence of certain events, such as a successful reorganization or merger. If the expected event does not occur, the Fund may incur a loss on the investments. There can be no assurance that any expected transaction will take place. Certain transactions are dependent on one or more factors to become effective, such as market conditions which may lead to unexpected positive or negative changes in a company profile, shareholder approval, regulatory and various other third party constraints, changes in earnings or business lines or shareholder activism as well as many other factors.

Hedging Risk is the risk that, although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

Short Sales Risk is the risk of loss associated with any appreciation on the price of a security borrowed in connection with a short sale. The Fund may engage in short sales that are not made "against-the-box," which means that the Fund may sell short securities even when they are not actually owned or otherwise covered at all times during the period the short position is open. Short sales that are not made "against-the-box" theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase.